Asset retirement obligations (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset retirement obligations
Asset Retirement Obligations, Accretion Expense	BRL 533	BRL 541
Other payables
Asset retirement obligations
Noncurrent asset retirement obligations	BRL 15,051	BRL 11,136